VANECK BDC INCOME ETF
SCHEDULE OF INVESTMENTS
July 31, 2023 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.9%
Financial Services : 99.9%
Ares Capital Corp. 6,673,224 $ 130,795,190
Bain Capital Specialty Finance,
Inc. † 685,655 10,092,842
Barings BDC, Inc. † 1,445,050 12,066,167
BlackRock TCP Capital Corp. † 889,119 10,740,558
Blackstone Secured Lending
Fund 1,090,989 31,027,727
Blue Owl Capital Corp. † 5,484,357 77,658,495
Capital Southwest Corp. † 586,648 12,196,412
Carlyle Secured Lending, Inc. † 781,804 12,274,323
CION Investment Corp. † 783,658 8,698,604
Fidus Investment Corp. † 365,375 7,665,567
FS KKR Capital Corp. † 4,212,211 85,381,517
Gladstone Investment Corp. † 517,021 7,062,507
Goldman Sachs BDC, Inc. † 1,600,558 22,871,974
Golub Capital BDC, Inc. † 2,138,696 29,792,035
Hercules Capital, Inc. 1,897,296 31,817,654
Main Street Capital Corp. † 707,430 29,903,066
MidCap Financial Investment
Corp. † 1,007,387 13,700,463
New Mountain Finance Corp. † 1,304,985 16,638,559
Oaktree Specialty Lending
Corp. † 1,186,379 24,213,995
Number
of Shares Value
Financial Services (continued)
PennantPark Floating Rate
Capital Ltd. † 719,515 $ 8,094,544
Prospect Capital Corp. † 4,478,542 28,483,527
Sixth Street Specialty Lending,
Inc. 1,337,941 26,611,646
SLR Investment Corp. † 713,720 10,834,270
Trinity Capital, Inc. † 553,616 8,082,794
TriplePoint Venture Growth
BDC Corp. 544,831 6,875,767
Underline
Total Common Stocks
(Cost: $652,985,800) 663,580,203
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 9.6%
Money Market Fund: 9.6%
(Cost: $63,684,105)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 63,684,105 63,684,105
Total Investments: 109.5%
(Cost: $716,669,905) 727,264,308
Liabilities in excess of other assets: (9.5)% (63,182,538)
NET ASSETS: 100.0% $ 664,081,770
† Security fully or partially on loan. Total market value of securities on loan is $83,238,698.
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Financials 100.0% $ 663,580,203